Principal Accountant Fees and Services - Summary of Principal Accountant Fees and Services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditor's remuneration [abstract]
Audit fees	€ 840	€ 811	€ 739
Audit-related fees	11	147	0
Tax fees	0	91	122
Total principal accountant fees and services	€ 851	€ 1,049	€ 861